October 5, 2004

Dreyfus Variable Investment Fund Growth and Income Portfolio

Supplement to Prospectus Dated May 1, 2004

THE FOLLOWING INFORMATION SUPERSEDES THE INFORMATION CONTAINED IN THE FOURTH PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED “MANAGEMENT”:

Effective October 5, 2004, Emerson Tuttle serves as the portfolio’s primary portfolio manager. Mr. Tuttle has been employed by Dreyfus since January 2002. He also is senior vice president and portfolio manager of The Boston Company Asset Management, LLC, an affiliate of Dreyfus. Prior to joining The Boston Company Asset Management, LLC in September 2001, he was a principal at State Street Global Advisors where he was employed from April 1981 to September 2001.

October 5, 2004

Dreyfus Variable Investment Fund Balanced Portfolio Supplement to Prospectus Dated May 1, 2004

THE FOLLOWING INFORMATION SUPERSEDES THE FIRST AND SECOND SENTENCE IN THE FOURTH PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED “MANAGEMENT”:

Effective October 5, 2004, Emerson Tuttle manages the portfolio’s asset allocation and the equity portion of the portfolio. Mr. Tuttle has been employed by Dreyfus since January 2002. He also is senior vice president and portfolio manager of The Boston Company Asset Management, LLC, an affiliate of Dreyfus. Prior to joining The Boston Company Asset Management, LLC in September 2001, he was a principal at State Street Global Advisors where he was employed from April 1981 to September 2001.

October 5, 2004

Dreyfus Variable Investment Fund
Balanced Portfolio
Growth and Income Portfolio

Supplement to Statement of Additional Information
Dated May 1, 2004

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF
ADDITIONAL INFORMATION UNDER THE CAPTION “MANAGEMENT
ARRANGEMENTS—PORTFOLIO MANAGEMENT”:

The portfolio managers for the Growth and Income Portfolio are: Emerson Tuttle and Elizabeth Slover.

     The portfolio managers for the Balanced Portfolio are: Emerson Tuttle, Elizabeth Slover, Gerald Thunelius, William Howarth, Martin Fetherston, Kenneth Smalley and Samuel Weinstock.